Commitments and Contingencies (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Charters-out [Abstract]
2016	$ 216,031
2017	224,495
2018	178,509
2019	156,680
2020 to 2028	649,520
Minimum charter revenue	$ 1,425,235